Drinker Biddle & Reath LLP

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Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

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www.drinkerbiddle.com

September 20, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mirae Asset Discovery Funds – Reorganization involving Asia Fund
(File No. 333- )

Ladies and Gentlemen:

On behalf of Mirae Asset Discovery Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (the “Registration Statement”).

This filing is made in connection with the reorganization (the “Reorganization”) of the Trust’s Asia Fund (the “Acquiring Fund”) with the Trust’s Asia Great Consumer Fund (the “Acquired Fund”).

As described more fully in the enclosed Registration Statement, the Board of Trustees of the Trust approved a Plan of Reorganization (the “Plan”) at a meeting held on September 12, 2017. Pursuant to the Plan, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for shares of the corresponding class of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Fund then will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective on October 20, 2017.

Securities and Exchange Commission

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Please call me with questions or comments concerning this filing at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara
Nancy P. O’Hara

Enclosures